U.S. Bancorp Fund Services, LLC

615 East Michigan Street

Milwaukee, WI 53202

May 31, 2016

VIA EDGAR

Securities and Exchange Commission

100 F. Street, N.E.

Washington, DC 20549

Re:	DoubleLine Funds Trust (the “Company”)
File Nos.: 333-164298 and 811-22378

Dear Sir or Madam:

On behalf of DoubleLine Strategic Commodity Fund, a series of DoubleLine Funds Trust (the “Fund”), and pursuant to Rule 497(e) under the Securities Act of 1933, as amended (the “Securities Act”), the purpose of this filing is to submit an interactive data file in the manner provided by Rule 405 of Regulation S-T and General Instruction C.3.(g) of Form N-1A. The interactive data file included as an exhibit to this filing relates to the form of prospectus filed with the Securities and Exchange Commission on behalf of the Funds pursuant to Rule 497(e) under the Securities Act on May 24, 2016.

If you have any questions regarding the enclosed, please do not hesitate to contact the undersigned at (414) 765-6620.

Very truly yours,

/s/ Alia M. Vasquez
Alia M. Vasquez, Esq.
Vice President
For U.S. Bancorp Fund Services, LLC, as Administrator to the Trust

cc:	Keith T. Kirk, Deputy General Counsel, CCO, DoubleLine Capital LP
Timothy W. Diggins, Esq., Ropes & Gray LLP
Jeremy Smith , Esq., Ropes & Gray LLP
Nathan D. Briggs, Esq., Ropes & Gray LLP
Dylan Sherwood, Esq., Ropes & Gray LLP

Filed Pursuant to Rule 497(e)

1933 Act File No. 333- 164298

1940 Act File No. 811- 22378

DoubleLine Funds Trust

May 31, 2016

On behalf of DoubleLine Strategic Commodity Fund, a series of DoubleLine Funds Trust (the “Fund”), and pursuant to Rule 497(e) under the Securities Act of 1933, as amended, (the “Securities Act”), the purpose of this filing is to submit an interactive data file in the manner provided by Rule 405 of Regulation S-T and General Instruction C.3.(g) of Form N-1A. The interactive data file included as an exhibit to this filing relates to the form of prospectus filed with the Securities and Exchange Commission on behalf of the Funds pursuant to Rule 497(e) under the Securities Act on May 24, 2016 (accession number 0001193125-16-600325) which is incorporated by reference into this Rule 497 Document.

The XBRL exhibits attached hereto consist of the following:

Exhibit	Exhibit No.

Instance Document	EX-101.INS

Schema Document	EX-101.SCH

Calculation Linkbase Document	EX-101.CAL

Definition Linkbase Document	EX-101.DEF

Label Linkbase Document	EX-101.LAB

Presentation Linkbase Document	EX-101.PRE